RESTATEMENT (Details 1) - USD ($)	3 Months Ended			9 Months Ended	12 Months Ended
	Mar. 31, 2019	Sep. 30, 2018	Mar. 31, 2018	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Gross profit	$ 26,992		$ 28,414		$ 150,664	$ 194,635
Operating loss	(5,118,128)		(563,367)		(8,435,533)	(2,394,337)
Other income (expense)
Change in fair value of derivative liability			(869,129)		(975,902)	5,025
Interest income	1,581				18,147
Total other income (expense)	(705,597)		(1,008,102)		(3,661,331)	(627,870)
Net loss	$ (5,823,725)		$ (1,571,469)		$ (12,096,864)	$ (3,022,207)
Net loss per share - basic and diluted (in dollars per share)	$ (0.12)		$ (0.09)		$ (0.42)	$ (0.19)
As Previously Reported [Member]
Gross profit		$ 28,749		$ 83,180
Operating loss		(2,072,459)		(3,953,657)
Other income (expense)
Interest expense		(2,381,602)		(2,932,674)
Change in fair value of derivative liability		22,931		(952,971)
Gain (loss) on conversion of debt		3,976,992		3,976,992
Interest income		6,606		13,416
Total other income (expense)		1,624,927		104,763
Net loss		$ (447,532)		$ (3,848,894)
Net loss per share - basic and diluted (in dollars per share)		$ (0.02)		$ (0.18)
As Restated [Member]
Gross profit		$ 28,749		$ 83,180
Operating loss		(2,072,459)		(3,953,657)
Other income (expense)
Interest expense		(1,618,834)		(2,169,906)
Change in fair value of derivative liability				(975,902)
Gain (loss) on conversion of debt		(44,348)		(44,348)
Interest income		6,606		13,416
Total other income (expense)		(1,656,576)		(3,176,740)
Net loss		$ (3,729,035)		$ (7,130,397)
Net loss per share - basic and diluted (in dollars per share)		$ (0.16)		$ (0.34)
Restatement [Member]
Gross profit
Operating loss
Other income (expense)
Interest expense		(762,768)		(762,768)
Change in fair value of derivative liability		22,931		22,931
Gain (loss) on conversion of debt		4,021,340		4,021,340
Interest income
Total other income (expense)		3,281,503		3,281,503
Net loss		$ 3,281,503		$ 3,281,503
Net loss per share - basic and diluted (in dollars per share)		$ (0.14)		$ (0.16)